Cover	Aug. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2024
Entity File Number	001-36563
Entity Registrant Name	ORION S.A.
Entity Central Index Key	0001609804
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	1700 City Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	281
Local Phone Number	318-2959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	OEC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false